10. SERIES B PREFERRED STOCK (Details Textual) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2009	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 30, 2010	Jun. 30, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Dec. 31, 2010 Series B Preferred Stock	Nov. 02, 2009 Series B Preferred Stock
Shares of Series B Preferred Stock								2,500				1,000
Purchase price per share								$ 10,000				$ 10,000
Agreegate Purchase price								$ 25,000,000				$ 10,000,000
Percentage of purchase price for warrant Exercise Price								2000.00%				13500.00%
Commitment fee				500,000
Percentage of the volume weighted average price of the Company's common stock on the five trading days preceding the payment date				9000.00%
Stock issued as payment of commitment fee			7,562,008		7,562,008						50
Delievery of shares under Tranche											1,000
Value of Shares Deleivered											10,000,000
Cash proceeds											9,485,000
Commitment fee											500,000
Legal fees											15,000
Shares issued in connection with funding											95,870,362
Received secured promissory notes											13,500,000
Rate Of Dividend	1000.00%			1000.00%
Accrued Dividend		407,680		407,680		342,097			1,778,954	1,229,538
Purchase Price				$10,000 per share plus accrued
of the Series B Liquidation Value if redeemed on or after the first anniversary but prior to the second anniversary of the initial issuance date				12700.00%
of the Series B Liquidation Value if redeemed on or after the second anniversary but prior to the third anniversary of the initial issuance date,				11800.00%
of the Series B Liquidation Value if redeemed on or after the third anniversary but prior to the fourth anniversary of the initial issuance date				10900.00%
Percentage of interest on notes										200.00%
Value of secured promissory notes									11,756,294	11,207,935
Discount		94,887		94,887		0	19,229
Accrued Interest									355,106	245,434
Face Value									13,500,000	13,500,000
Percentage Of Discount in order to consistently reflect the Company's cost of borrowing under the terms of the underlying Series B preferred stock that permits offset										1000.00%
Initial discount on the promissory notes				3,519,238		1,968,050
Interest Rate				1000.00%
Accreted interest on the promissory note		223,233	257,947	548,359	61,563
Dividend on series B preferred Stock		$ 509,983	$ 258,444	$ 549,416	$ 251,539
Series B preferred stock outstanding.									1,000	1,000	1,000